Subsequent Events	12 Months Ended
Sep. 29, 2012
Subsequent Events
17.	Subsequent Events

In October 2012, we filed an initial public offering and sold 29,411,764 shares of common stock at $16.00 per share. Proceeds, net of underwriting fees, of $444 and cash from operations were used to repurchase $455 of 11% Senior Subordinated Notes due September 15, 2016. In connection with the initial public offering, we entered into an income tax receivable agreement that provides for the payment by us to our existing stockholders, option holders and holders of our stock appreciation rights of 85% of the amount of cash savings, if any, in U.S. federal, foreign, state and local income tax that we actually realize (or are deemed to realize in the case of a change of control) as a result of the utilization of our and our subsidiaries’ net operating losses attributable to periods prior to the initial public offering. We expect to pay between $300 and $350 in cash related to this agreement, based on our current taxable income estimates, and will record a liability on our consolidated balance sheet for 85% of our net operating losses upon consummation of our initial public offering.

In connection with the initial public offering, the Company adopted the Berry Plastics Group, Inc. 2012 Long-Term Incentive Plan, “2012 Plan.” The purposes of the 2012 Plan are to further the growth of the Company and to reward and incentivize the outstanding performance of our key employees, directors, consultants and other service providers by aligning their interests with those of stockholders through equity-based compensation and enhanced opportunities for ownership of shares of our common stock. The 2012 Plan will be administered by our board of directors and/or the compensation committee thereof, or such other committee of the board of directors as the board of directors may from time to time designate (the committee administering the 2012 Plan is referred to in this description as the “committee”). Among other things, the committee will have the authority to select individuals to whom awards may be granted, to determine the type of awards, to determine the terms and conditions of any such awards, to interpret the terms and provisions of the 2012 Plan and awards granted thereunder and to otherwise administer the plan. Persons who serve or agree to serve as employees of, directors of, consultants to or other service providers of Berry Plastics Group, Inc. on the date of the grant will be eligible to be granted awards under the 2012 Plan. The 2012 Plan authorizes the issuance of up to 9,297,750 shares of common stock pursuant to the grant or exercise of nonqualified stock options, incentive stock options, stock appreciation rights, restricted stock, restricted stock units and other equity-based awards. The maximum number of shares of common stock pursuant to incentive stock options will be 929,775 shares of common stock.

Through and including                     , 2013 (the 25th day after the date of this prospectus), all dealers effecting transactions in these securities, whether or not participating in this offering, may be required to deliver a prospectus. This is in addition to the dealers’ obligation to deliver a prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.